As filed with the Securities and Exchange Commission
                              on December 26, 2000

                                                       Registration Nos. 2-99810
                                                                       811-04391

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ----------------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
      Pre-Effective Amendment                                                [ ]
      Post-Effective Amendment No. 43                                        [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
      Amendment No. 41                                                       [X]

                       (Check appropriate box or boxes.)

                              THE PBHG FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)


                               825 DUPORTAIL ROAD
                            WAYNE, PENNSYLVANIA 19087

                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code (800) 433-0051

                                HAROLD J. BAXTER
                        PILGRIM BAXTER & ASSOCIATES, LTD.
                               825 DUPORTAIL ROAD
                            WAYNE, PENNSYLVANIA 19087
                     (Name and Address of Agent For Service)

                                   Copies to:

    William H. Rheiner, Esq.        and to               John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll              Pilgrim Baxter & Associates, Ltd.
 1735 Market Street, 51st Floor                          825 Duportail Road
  Philadelphia, PA 19103-7599                              Wayne, PA 19087
       (215) 864-8600                                      (610) 341-9000

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Approximate Date of
Proposed Public Offering:

As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box)

| |   immediately upon filing pursuant to paragraph (b)
| |   on ___________ pursuant to paragraph (b)
| |   60 days after filing pursuant to paragraph (a)(1)
| |   on __________ pursuant to paragraph (a)(1)
| |   75 days after filing pursuant to paragraph (a)(2)
|X|   on December 29, 2000 pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

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